Segments (Schedule of net sales, adjusted EBITDA and certain other measures by reportable segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 305,190	$ 328,468	$ 314,653	$ 248,726	$ 252,134	$ 255,833	$ 246,492	$ 187,939	$ 1,197,037	$ 942,398	$ 759,982
Gross profit	73,722	75,381	71,510	53,790	57,727	58,516	55,054	43,431	274,403	214,728	168,965
Depreciation & amortization									12,060	11,718	16,188
Total assets	318,540				286,012				318,540	286,012	254,641
Operating segments [Member] | Geographic divisions [Member]
Segment Reporting Information [Line Items]
Net sales									1,148,032	905,278	733,947
Gross profit									264,322	206,407	163,400
Depreciation & amortization									11,124	9,901	14,152
Adjusted EBITDA									52,780	23,992	(3,342)
Total assets	292,047				255,441				292,047	255,441	207,827
Operating segments [Member] | Coleman Floor [Member]
Segment Reporting Information [Line Items]
Net sales									49,005	37,120	26,035
Gross profit									10,081	8,204	5,565
Depreciation & amortization									134	118	281
Adjusted EBITDA									2,127	1,798	(564)
Total assets	10,096				6,327				10,096	6,327	4,709
Other reconciling items [Member] | Other reconciling items [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Gross profit									0	117	0
Depreciation & amortization									802	1,699	1,755
Adjusted EBITDA									(27,104)	(23,797)	(26,893)
Total assets	$ 16,397				$ 24,244				$ 16,397	$ 24,244	$ 42,105